Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000256468 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256468 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256468 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000256468 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256468 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256468 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000256468 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256468 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256469 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256469 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256469 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000256469 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256469 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000256469 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256469 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256465 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256465 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256465 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000256465 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256465 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256465 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000256465 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256465 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256467 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256467 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256467 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000256467 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256467 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256467 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000256467 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256467 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256466 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000256466 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256466 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000256466 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000256466 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000256466 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000256466 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000256466 | Insurance-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%